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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended March 31, 2001

               If amended report check here: |X|   Amendment Number: __1__

                        This Amendment (Check only one):

                              |X| is a restatement
                              |_| adds new holding entries.

SRB Associates V  L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Two Galleria Tower   13455 Noel Rd., Ste. 1670      Dallas      TX       75240
--------------------------------------------------------------------------------
Business Address               (Street)             (City)    (State)    (Zip)


13F File Number: 28-06359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jan E. Gaulding               Vice President & CFO               (972)702-1100
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Jan E. Gaulding

                                      ------------------------------------------
                                           (Signature)

                                        Dallas, Texas       August 6, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ____None____

Form 13F Information Table Entry Total:  _____5______

Form 13F Information Table Value Total: $___9,852____
                                         (thousands)


List of Other Included Managers:             None

                                                        SRB Associates V L.P.
                                                              FORM 13F

                                                          Information Table



                                                                                                                 Voting Authority

                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other       ----------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers     * Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------     ----------------------
Airspan Networks, Inc.        Common     00950H102        4,108      1,825,949   SH        Sole               1,825,949   0       0
Broadbase Software, Inc.      Common     11130R100          216        106,339   SH        Sole                 106,339   0       0
Capstone Turbine Corporation  Common     14067D102        1,275         44,929   SH        Sole                  44,929   0       0
Cisco Systems, Inc.           Common     17275R102          304         19,214   SH        Sole                  19,214   0       0
Metawave Communications Corp  Common     591409107        3,949        638,154   SH        Sole                 638,154   0       0

                                          Total           9,852


      *  Shares are being reported by SRB Associates V L.P., as "Manager" of Sevin
         Rosen Fund V L.P. and Sevin Rosen V Affiliates Fund L.P., (collectively the "Funds") with the Funds having the sole voting authority of the shares issued to and held in the name of the respective Funds.






